Loans and Financing - Summary of Loans and Financing (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 3,647,600	$ 4,198,500	$ 3,759,900	$ 3,759,900	$ 4,229,900
Current portion	179,300	388,900	510,300
Non-current portion	3,468,400	3,809,600	$ 3,249,600
Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 286,500	629,100
2027 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
2027 [member] | Working capital two [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate	Libor 6M + 1.35% to 2.60%
Effective interest rate	Libor 6M + 1.35% to 2.60
2027 [member] | Working capital two [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
Loans and financing	$ 219,800	119,100
2027 [member] | Bottom of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.05%
Borrowing effective interest rate	5.05%
2027 [member] | Bottom of range [member] | Working capital two [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.35%
Borrowing effective interest rate	1.35%
2027 [member] | Top of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	6.38%
Borrowing effective interest rate	6.38%
2027 [member] | Top of range [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
Loans and financing	$ 2,941,800	2,934,100
2027 [member] | Top of range [member] | Working capital two [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	2.60%
Borrowing effective interest rate	2.60%
Two thousand twenty one [member] | Working capital one [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2021
Two thousand twenty one [member] | Bottom of range [member] | Working capital one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	0.63%
Borrowing effective interest rate	0.63%
Two thousand twenty one [member] | Top of range [member] | Working capital one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.37%
Borrowing effective interest rate	5.37%
Two thousand twenty one [member] | Top of range [member] | Working capital one [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2021
Loans and financing	$ 124,100	220,600
2026 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2026
2026 [member] | Working capital two [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate	Libor 3M + 2.25%
Borrowings contractual interest rate	2.25%
Effective interest rate	Libor 3M + 2.25%
Borrowing effective interest rate	2.25%
2026 [member] | Working capital two [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2026
2026 [member] | Bottom of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.00%
Borrowing effective interest rate	1.00%
2026 [member] | Top of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	3.37%
Borrowing effective interest rate	3.37%
2026 [member] | Top of range [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2026
Loans and financing	$ 19,600	14,000
2026 [member] | Top of range [member] | Working capital two [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2026
Loans and financing		220,200
2018 [member] | Advances on foreign exchange contracts [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	4.65%
Borrowing effective interest rate	4.65%
2018 [member] | Advances on foreign exchange contracts [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2018
Loans and financing		3,100
2035 [member] | Property, plant and equipment [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2035
2035 [member] | Bottom of range [member] | Property, plant and equipment [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.04%
Borrowing effective interest rate	1.04%
2035 [member] | Top of range [member] | Property, plant and equipment [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.10%
Borrowing effective interest rate	1.10%
2035 [member] | Top of range [member] | Property, plant and equipment [member] | Advances on foreign exchange contracts [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2035
Loans and financing	$ 55,800	58,100
2037 [member] | Finance leasing [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate	Libor 1M + 2.44% to 2.50%
Effective interest rate	Libor 1M + 2.44% to 2.50%
2037 [member] | Finance leasing [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2037
Loans and financing	$ 3,361,100	3,569,200
2037 [member] | Bottom of range [member] | Finance leasing [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	2.44%
Borrowing effective interest rate	2.44%
2037 [member] | Top of range [member] | Finance leasing [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	2.50%
Borrowing effective interest rate	2.50%
2023 [member] | Project development [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2023
2023 [member] | Bottom of range [member] | Project development [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	3.50%
Borrowing effective interest rate	3.50%
2023 [member] | Top of range [member] | Project development [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	4.50%
Borrowing effective interest rate	4.50%
2023 [member] | Top of range [member] | Project development [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2023
Loans and financing	$ 248,000	396,000
2022 [member] | Project development [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2022
2022 [member] | Export Credit Note [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate	TJLP + 1.92% to 5.00
2022 [member] | Bottom of range [member] | Export Credit Note [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.92%
Borrowing effective interest rate	1.92%
2022 [member] | Top of range [member] | Export Credit Note [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.00%
Borrowing effective interest rate	5.00%
2022 [member] | Top of range [member] | Export Credit Note [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2022
2019 [member] | Export Credit Note [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2019
2019 [member] | Bottom of range [member] | Export Credit Note [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	10.85%
Borrowing effective interest rate	10.85%
2019 [member] | Top of range [member] | Export Credit Note [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	11.00%
Borrowing effective interest rate	11.00%
2019 [member] | Top of range [member] | Export Credit Note [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2019
Loans and financing	$ 38,500	$ 233,100